INVESTMENTS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
INVESTMENTS	INVESTMENTS
12.1 – Investments

	As of December 31,
	2023	2022
Current
Mutual funds (1)	13,570	47,009
Commercial Papers (2)	2,500	—
Bills issued by the Treasury Department of the U.S. ("T-Bills") (2)	—	1,399
TOTAL	16,070	48,408

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
	2023	2022
Non current
Contribution to funds (3)	1,833	1,513
TOTAL	1,833	1,513

(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000, as of December 31, 2023 and 2022, the Company has paid 1,833 and 1,513, respectively.

12.2 – Investments in associates

Because Energy Corp investment

During 2022 the Company paid an aggregate consideration of 500 in exchange for a 20% equity interest in Because Energy Corp. and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Because Energy Corp., given that the Company participates and has influence in the board of director, the approval of budget and business plan, among other decisions.

As of December 31, 2023, the Company has a 20% of interest in Because Energy Corp.

As of December 31, 2023 and 2022 the amount recognized was 560 and 505, respectively.

For the years ended December 31, 2023 and 2022, the Company share on the profit or loss for the investment in Because Energy Corp. was a gain of 55 and a loss of 5, respectively.

Genexus Japan investment

Through the acquisition of Genexus on April 20, 2022, the Company acquired a 28% interest in Genexus Japan.
As of December 31, 2023, the Company had a 28% of interest in Genexus Japan and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Genexus Japan, as the participation in the board of director, the approval of budget and business plan, among other decisions.

As of December 31, 2023 and 2022 the amount recognized was 866 and 832, respectively.

For the years ended December 31, 2023 and 2022, the Company share on the profit or loss for the investment in Genexus Japan was a gain of 34 and a loss of 114, respectively.

Acamica investment

As of December 31, 2020, the Company had a 47.5% of participation in Acámica Tecnologías S.L. The investment is accounted using the equity method considering that the Company has significant influence over the operating and governance decisions of Acamica Tecnologías S.L., as the interest in the board of director, the approval of budget and business plan, among other decisions.

On April 22, 2021, the Company signed a subscription agreement alongside Fitory S.A., Wayra Argentina S.A., Stultum Pecunian Ventures LLC, Eun Young Hwang and Digital House Group Ltd ("Digital House"), pursuant to which the investors agree to sell their participation in Acamica to Digital House in exchange for the allotment and issuance of shares. However prior to the closing, on April 29, 2021, the Company made an additional contribution to Acamica for an amount of 1,095, increasing its participation to 51.9% obtaining temporary control of Acamica. On June 29, 2021, the subscription agreement was closed.
For the year ended December 31, 2021, the Company share on the profit or loss for the investment in Acamica a loss of 233.